NATURE OF BUSINESS - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020
Debt Instrument [Line Items]
Amount of loan received		$ 2,164,145
Paycheck Protection Program
Debt Instrument [Line Items]
Amount of loan received	$ 2,164,000
Interest rates	0.98%